STOCKHOLDERS’ DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes warrant activity for the nine months ended March 31, 2025:

			Weighted
	Number of		Average
	Shares		Price Per Share
Outstanding at June 30, 2024	250		$74,400
Granted	-		-
Exercised	-		-
Cancelled *	-		-
Expired	-		-
Outstanding at March 31, 2025	250	*	$0.01

Exercisable at March 31, 2025	250		$0.01
Outstanding and Exercisable:

Weighted average remaining contractual term	1.26
Aggregate intrinsic value	$-

*	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).

The following table summarizes common stock warrant activity for the years ended June 30, 2024 and 2023:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2022	0.002	$12,016,200,000
Issued	0.06	600,000
Exercised	(0.0002)	3,124,860,000
Forfeited	(0.00002)	120,000,000,000
Expired	-	-
Outstanding at June 30, 2023	0.06	$326,400,000
Issued	250	74,400
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2024	250 *	$74,400

Exercisable at June 30, 2024	250	$74,400
Outstanding and Exercisable:

Weighted average remaining contractual term	2.01
Aggregate intrinsic value	$-

*	The total warrants of 250 above which are exercisable into common stock consisted of the following:

SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY

A summary of the Company’s stock option activity during the years ended June 30, 2024 and 2023 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2022	0.000001	$271,980,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2023	0.000001	$271,980,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2024	0.000001	$271,980,000,000

Exercisable at June 30, 2024	0.000001	$271,980,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	4.87
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE
	Number of Warrants	Exercisable
Series A warrants	0.0002	0.0002
Series B warrants	0.0003	0.0003
Series C warrants	0.001	0.0008
Common stock warrants with no class designation	250	250
Total	250	250